Trade and other payables	12 Months Ended
Dec. 31, 2021
Trade And Other Current Payables [Abstract]
Trade and other payables
20.	Trade and other payables

	December 31,
	2021	2020
	£000s	£000s
Trade payables	4,065	2,285
Social security and other taxes	318	1,107
Accruals and other payables	6,215	4,800
Corporate income tax payable	185	-
Total trade and other payables	10,783	8,192

The Directors consider that the carrying amount of trade and other payables approximates to their fair value.